OTHER NON-FINANCIAL LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Opening balance	$ 3,099,448		$ 2,982,268
Recognition of deferred income	1,299,304		1,550,447
Others provisions	308,289	[1]	377,376	[1]	$ 425,137	$ 427,419
Closing balance	3,099,448		2,982,268
Deferred Revenues [Member]
Disclosure of financial assets [line items]
Opening balance	2,974,760		2,849,266
Closing balance	2,974,760		$ 2,849,266
Deferred Revenues [Member] | Air Transport And Other [Member]
Disclosure of financial assets [line items]
Opening balance	2,976,825
Recognition of deferred income	7,690,972
Use deferred income	(8,230,750)
Expiration of tickets	(284,730)
Deferred revenue loyalty (accreditation and exchange)	944,246
Others provisions	6,894
Adjustment application IAS 29, Argentina hyperinflation	927
Closing balance	$ 2,976,825

[1]	Total other provision at December 31, 2018, and 2017, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.